UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4007

SMITH BARNEY TRUST II -SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

SMITH BARNEY

     SHORT DURATION
MUNICIPAL INCOME FUND

SEMI-ANNUAL REPORT | APRIL 30, 2004

;

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

N O T F D I C I N S U R E D • N OT B A N K G U A R A N T E E D • M A Y L O S E V A L U E

Semi-Annual Report • April 30, 2004 SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

JOSEPH P. DEANE

Joseph P. Deane has more than 33 years of securities business experience. He’s been featured in industry publications such as Investors Business Daily and The Wall Street Journal. He is also portfolio manager of the Smith Barney Total Return Bond Fund as well as a number of state-specific municipal bond funds.

DAVID FARE

David Fare has more than 16 years of securities business experience. He has managed California, New York and National Municipal Funds for institutional and private clients.

FUND OBJECTIVE

The fund seeks to generate high current income exempt from regular federal income tax while preserving capital. The portfolio invests at least 80% of its net assets in “municipal securities,” which are debt obligations issued by states and certain other municipal issuers, their political subdivisions, agencies and public authorities, and other qualifying issuers.

FUND FACTS

FUND INCEPTION

March 17, 2003

MANAGER INVESTMENT INDUSTRY EXPERIENCE
33 Years (Joseph P. Deane)
16 Years (David Fare)

What’s Inside

Letter From the Chairman	1
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Bond investors spent much of the six months ended April 30, 2004 dissecting language from the Federal Reserve for clues on its assessment of the U.S. economy. During this time, the economy’s quarterly pace of growth continued to advance at a moderate rate that significantly exceeded levels in early 2003. [i]Even the labor market, which generated lackluster results over most of the period, grew significantly in March by some measures. ii On a local level, state-tax revenues remained stronger versus the first half of last year.

The combination of stronger economic growth and recent comments from the Fed exacerbated bond investors’ concerns about the course of interest rates. As a result, the yields on municipal bonds, which move opposite to their prices, rose over the period following their sharp spike in April. iii Although municipal bonds experienced pricing pressures, given that the fund’s manager had anticipated that the U.S. economy could begin to pick up, the manager maintained a defensive posture in the fund’s exposure to
Chairman, President and
Chief Executive Officer

PERFORMANCE SNAPSHOT
AS OF APRIL 30, 2004
(excluding sales charges)
(unaudited)

6 Months

Class A Shares	-0.10%

Lehman Brothers Three-Year Municipal Bond Index	0.21%

Lipper Short-Intermediate Municipal Debt Funds Category Average	0.26%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned -0.27% and Class C shares returned -0.28% over the six months ended April 30, 2004. Excluding sales charges, Class Y shares returned -0.11% since inception on November 17, 2003.

Effective April 29, 2004, Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

All index performance reflects no deduction for fees, expenses or taxes. The Lehman Brothers Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years. Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 43 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

1 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

interest rate sensitivity. Although this conservative approach to duration detracted from the fund’s performance during times when bond prices rose, it diminished the downward pricing pressures on the portfolio when bond prices declined, such as in April.

Performance Review

Within this environment, the fund performed as follows: For the six months ended April 30, 2004, Class A shares of the Smith Barney Short Duration Municipal Income Fund, excluding sales charges, returned -0.10%.These shares slightly underperformed the fund’s unmanaged benchmark, the Lehman Brothers Three-Year Municipal Bond Index,iv which returned 0.21% for the same period.They also slightly lagged the fund’s Lipper short-intermediate municipal debt funds category average, which returned 0.26% for the same period.1 Again, the manager felt the fund’s more conservative duration (exposure to interest rates) was a prudent strategy given the possibility of rising rates in coming months.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Special Shareholder Notice

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C Shares. On February 2, 2004, initial sales charges on these shares were eliminated.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations.The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects.The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 8, 2004

1 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 43 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

2 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that the fund’s investments are subject to interest rate and credit risks. Although the fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i Source: Based upon gross domestic product data from the Bureau of Economic Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii Based upon data released on April 1, 2004 from the U.S. Department of Labor.
iii Source: Based upon data reflecting average yields on a universe of general obligation municipal bonds derived via Bloomberg LLP.
iv The Lehman Brothers Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

3 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited)			April 30, 2004

PRINCIPAL
AMOUNT
(000’s omitted)	RATING(a)	SECURITY	VALUE

MUNICIPAL BONDS — 88.6%
Education — 13.1%
$3,000	AAA	Arizona School Facilities Board, CTFS, 5.00% due 9/1/07(b)	$3,252,540
1,000	AA-	Delaware County, PA, Authority University Revenue, Put, 2.00% due 4/1/06	996,650
2,000	AAA	Kentucky Higher Education Student Loan Corp., 1.65% due 6/1/05	1,997,040
1,000	AA+/A-1+	Massachusetts State Health Educational Facilities Authority Revenue, Put,
		1.85% due 4/1/06(b)	1,002,420
1,000	AAA	Miami Dade County, FL, School Board, CTFS, 5.00% due 8/1/07	1,079,870
420	A	Midview, OH, Local School District, CTFS, 4.00% due 11/1/06	435,729
435	A	Midview, OH, Local School District, CTFS, 4.50% due 11/1/07	458,085
455	A	Midview, OH, Local School District, CTFS, 4.50% due 11/1/08	474,055
1,000	AAA	Natomas School District, CA ,CTFS, Put, 2.50% due 2/1/05	1,002,180
1,750	AA-	New York State Dormitory Authority, Revenue, 5.75% due 7/1/06	1,881,950
710	AAA	New York State Dormitory Authority, Revenue, 4.50% due 10/1/06	751,130
1,245	AAA	Providence, RI, Public Building Authority Revenue, 4.00% due 12/15/08	1,305,881
300	AAA	Rutherford County, NC, CTFS, 2.25% due 3/1/06	302,028
400	AAA	Rutherford County, NC, CTFS, 2.375% due 3/1/07	401,352
425	AAA	Rutherford County, NC, CTFS, 2.75% due 3/1/08	426,373
5,000	Aaa**	St. Joseph County, IN, Educational Facilities Revenue, Put, 2.50% due 12/03/07(b)	4,966,050
4,000	AA	Virginia College Building Authority Revenue, 5.00% due 3/1/32(b)	4,309,920

			25,043,253

Finance — 1.2%
1,500	AA+	New York City Transitional Finance Authority, 5.00% due 8/1/08	1,631,595
600	AAA	St. Louis, MO, Municipal Finance Corp., Revenue, 4.00% due 7/15/07	630,282

			2,261,877

General Obligation Bonds — 20.3%
3,000	BBB	California State, 5.00% due 2/1/09(b)	3,206,400
2,905	AA+	Central Ohio Solid Waste Authority, 5.00% due 12/1/07	3,146,493
1,000	AAA	Chicago, IL 4.00% due 1/1/08	1,044,580
150	AAA	Clark County, NV, 5.00% due 6/1/07	161,712
2,500	AAA	Dayton, OH, City School District, 4.00% due 12/1/07(b)	2,636,125
4,000	AA	Illinois State, 5.00% due 10/1/08(b)	4,351,880
1,200	AA-	Massachusetts State, 5.375% due 8/1/08	1,315,596
600	AAA	New Haven, CT, 4.00% due 11/1/07(b)	632,562
150	AA	New Jersey State, 5.25% due 3/1/06	159,315
300	A	New York City, NY, 5.00% due 8/1/06	317,769
2,250	A	New York City, NY, 5.00% due 6/1/09	2,410,965
1,500	AA	New York State, 4.00% due 4/15/06	1,559,550
2,500	Aaa**	Northside, TX, Independent School District, Put, 2.45% due 8/1/06	2,503,250
6,500	AA+	Ohio State, Put, 2.45% due 9/14/07(b)	6,483,230
200	AAA	Passaic County, NJ, 6.00% due 9/1/06	218,392
1,500	Aaa**	Perth Amboy, NJ, 5.10% due 9/1/07	1,630,035
1,500	A-	Puerto Rico Commonwealth, Put, 5.00% due 7/1/08	1,610,265
1,200	AAA	Puerto Rico Commonwealth, Put, 5.50% due 7/1/08	1,328,700
3,000	A-	Puerto Rico Commonwealth, Put, 6.00% due 7/1/08	3,330,450
680	AAA	San Angelo, TX, CTFS, 6.25% due 2/15/07	751,271

			38,798,540

See Notes to Financial Statements.
4 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)			April 30, 2004

PRINCIPAL
AMOUNT
(000’s omitted)	RATING(a)	SECURITY	VALUE

Government Facilities — 1.1%
$2,000	A	New York State Dormitory Authority Lease Revenue, 5.00% due 5/15/08	$2,148,320

Hospital Revenue — 7.8%
1,060	Aaa*	Ames, IA, Hospital Revenue, 3.00% due 6/15/09	1,048,086
500	AAA	Blair County, PA, Hospital Authority Revenue, 5.375% due 7/1/06	534,650
4,000	A	California Statewide Kaiser Permanente, Put, 2.625% due 5/1/08(b)	3,902,760
6,000	A	Michigan State Hospital Finance Authority Revenue, 5.00% due 11/1/08(b)	6,476,880
300	AAA	New York State Dormitory Authority, 5.50% due 2/15/07	325,002
1,000	AA+	Utah County, UT, Hospital Revenue, 5.00% due 5/15/06(b)	1,057,480
1,445	AAA	Waco, TX, Health Facilities Development Corp., 5.00% due 9/1/07	1,557,031

			14,901,889

Industrial Development Revenue — 1.1%
2,000	AAA	Lehigh County, PA, Industrial Development Authority, 3.125% due 11/1/08	2,025,540

Miscellaneous — 10.7%
1,000	Aaa**	Essex County, NJ, Import Authority, 5.00% due 10/1/07	1,084,510
500	AA+	Michigan Municipal Bond Authority Revenue, 5.25% due 06/1/07	542,260
2,000	AAA	Michigan State Building Authority Revenue, 5.00% due 10/15/07	2,167,440
2,500	AA+	Missouri State Regional Convention & Sports Complex Authority, 5.00% due 8/15/07	2,708,550
200	AA-	New York State Urban Development Corp., Revenue, 5.40% due 1/1/06	211,822
5,000	AA+	North Carolina State, CTFS, 4.00% due 6/1/07	5,241,550
3,320	AA	Ohio State Building Authority Vera Cliff, 5.00% due 10/1/07	3,599,245
3,495	AA	Ohio State Building Authority Vera Cliff, 5.00% due 10/1/08	3,810,354
1,030	AAA	Southwest California, Regulatory Jail Authority Revenue, 4.00% due 9/1/07	1,080,614

			20,446,345

Multi-Family Housing — 0.2%
345	AAA	Clearwater, FL, Housing Authority Revenue, 4.95% due 6/1/07	365,472

Pollution Control Revenue — 3.4%
6,500	AA+	Uinta County , WY, Water PCR, Put, 2.25% due 7/1/07(b)	6,468,475

Prerefunded — 1.6%
2,680	AA	St. Mary Hospital Authority, Bucks County, PA, Prerefunded, 5.375% due 12/1/12	2,989,674

Solid Waste — 4.7%
2,250	BBB+	California Pollution Control Solid Waste Revenue, Put, 2.00% due 12/1/04	2,249,482
6,000	BBB	California Statewide Communities Development, Solid Waste Revenue, Put,
		2.90% due 4/1/07(b)	6,000,000
700	AAA	Montgomery Otsego, Schoharie County, NY, Solid Waste, 3.50% due 1/1/08	719,355

			8,968,837

Tax Allocation — 2.0%
1,720	AAA	Cicero, IL, 4.250% due 01/01/07	1,801,339
1,000	AAA	Redding, CA, Redevelopment Agency Tax Allocation, 2.00% due 9/1/06	1,003,380
1,000	AAA	Redding, CA, Redevelopment Agency Tax Allocation, 3.00% due 9/1/07	1,022,250

			3,826,969

Tobacco — 3.1%
600	BBB	Badger Tobacco Asset Securitization Corp., 5.50% due 6/1/06	615,186
5,000	AA-	New York Tobacco Settlement, Finance Corp., 5.00% due 6/1/07(b)	5,321,550

			5,936,736

See Notes to Financial Statements.
5 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)		April 30, 2004

PRINCIPAL
AMOUNT
(000’s omitted)	RATING(a)	SECURITY	VALUE

Transportation — 9.0%
$1,000	AAA	Atlanta, GA, Airport Revenue, 5.00% due 1/1/08	$1,079,150
1,500	A	Denver, CO, City & County Airport Revenue, 14.00% due 11/15/08 (b)	2,041,185
1,750	AAA	Louisville & Jefferson County, KY, Regional Airport Authority Systems Revenue,
		5.25% due 7/1/08	1,887,778
400	AA	Massachusetts Bay Transportation Authority, 5.60% due 3/1/08	439,704
1,750	A	Metropolitan Transportation Authority Revenue, 3.00% due 11/15/06	1,786,400
3,000	AA-	New Jersey State Transportation Trust Fund Authority, 5.00% due 6/15/07	3,223,080
4,250	AAA	North Texas Thruway Authority, Dallas North Thruway System Revenue, Put,
		5.00% due 7/1/08(b)	4,586,515
1,000	BBB+	Peninsula Ports Authority, VA, Coal Term Revenue, Put, 3.30% due 10/1/08	1,001,200
1,000	A	Puerto Rico Commonwealth Highway and Transportation Authority, 5.00% due 07/1/07	1,074,740

			17,119,752

Utilities — 6.3%
1,000	AAA	Clark County, WA, Public Utility District, Electric Revenue, 5.00% due 1/1/08	1,077,350
2,145	AAA	Clark County, WA, Public Utility District, Generating Systems Revenue, 5.00% due 1/1/08 (b)	2,310,916
1,750	AAA	Greene County, PA, Industrial Development Authority, 4.75% due 2/1/07	1,863,120
1,210	A-	Long Island Power Authority, NY, 5.00% due 6/1/07(b)	1,288,553
600	AAA	Lower Colorado River Authority, TX, Revenue, 6.00% due 5/15/08	671,190
4,000	AA	Orlando, FL, Utilities Common Water & Electric Revenue, Put, 5.00% due 10/1/08(b)	4,332,880
500	AAA	Wisconsin Public Power Inc., Revenue, 5.00% due 7/1/07	539,265

			12,083,274

Water and Sewer Revenue — 3.0%
100	AAA	Metro Government, Nashville, TN, Water & Sewer Revenue, 5.00% due 1/1/07	106,914
3,000	AA	Metropolitan Water District, Southern California, 5.00% due 7/1/09	3,299,550
2,260	AAA	Tacoma, WA, Water Revenue, 4.00% due 12/1/07	2,375,124

			5,781,588

		TOTAL MUNICIPAL BONDS
		(Cost $170,588,277)	$169,166,541

See Notes to Financial Statements.
6 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)			April 30, 2004

PRINCIPAL
AMOUNT
(000’s omitted)	RATING(a)	SECURITY	VALUE

VARIABLE RATE DEMAND NOTES* at AMORTIZED COST — 11.4%
$800	AAA/A-1+	Allegheny County, PA, Hospital Development Authority Revenue, 1.10% due 7/15/28	$800,000
300	Aa1/P-1**	Angelina & Neches River Authority, 1.10% due 5/1/14	300,000
100	Aaa/VMIG1**	Blount County, TN, Public Building Authority, 1.11% due 6/1/21	100,000
200	Aaa/VMIG1**	Blount County, TN, Public Building Authority, 1.11% due 6/1/22	200,000
500	Aaa/VMIG1**	Blount County, TN, Public Building Authority, 1.11% due 6/1/26	500,000
100	AAA/A-1+	California Infrastructure & Economic Development Revenue, 1.07% due 4/1/42	100,000
200	Aa2/VMIG1**	California Statewide Communities Development Authority, Solid Waste Revenue,
		1.11% due 10/1/31	200,000
500	AAA/A-1	Delaware State Economic Development Authority Revenue, 1.07% due 12/1/15	500,000
4,000	AA-/A-1+	Geisinger Authority, PA, Health System Revenue, 1.09% due 8/1/28	4,000,000
500	AA+/A-1+	Illinois Health Facilities Authorities Revenue, 1.10% due 11/15/27	500,000
1,500	AA/A-1+	Long Island Power Authority, New York, 1.08% due 5/1/33	1,500,000
500	AA-/A-1+	Massachusetts State Health Educational Facilities Authority Revenue, 1.10% due 7/1/17	500,000
300	AAA/A-1+	Monroe County, GA, Pollution Control Revenue, 1.10% due 1/1/20	300,000
3,900	AAA-/A-1+	New York City, NY, 1.07% due 8/15/05	3,900,000
1,700	AA-/A-1+	New York City, NY, 1.07% due 2/15/16	1,700,000
100	AA-/A-1+	New York City, NY, 1.06% due 8/1/18	100,000
2,000	AA+/A-1+	New York City, Transitional Finance Authority, 1.07% due 11/1/22	2,000,000
100	AAA/A-1+	New York State, Local Government Assistance Corp., 1.12% due 04/1/19	100,000
195	AA/A-1+	Orange County, CA, Var. Sanitation Districts, 1.09% due 8/1/29	195,000
300	AA-/A-1+	Rhode Island Health and Educational Building, 1.12% due 12/1/29	300,000
200	AA-/A-1+	Roanoke, VA, Individual Development Authority Hospital, 1.10% due 7/1/27	200,000
200	Aaa/VMIG1**	Sarasota County, FL, Public Hospital Board, 1.13% due 7/1/37	200,000
800	AA+/A-1+	Tempe, AZ, Excise Tax Revenue, 1.08% due 7/1/20	800,000
200	Aaa/VMIG1**	Sevier County, TN, Local Government Improvement Authority, 1.11% due 6/1/25	200,000
1,000	Aaa/VMIG1**	Sevier County, TN, Public Building Authority, 1.11% due 6/1/23	1,000,000
1,475	Aaa/VMIG1**	Sevier County, TN, Public Building Authority, 1.11% due 6/1/24	1,475,000

		TOTAL VARIABLE RATE DEMAND NOTES*
		(Cost $21,670,000)	21,670,000

		TOTAL INVESTMENTS —
		(Cost $192,258,277)	$190,836,541

(a)	All ratings are by Standard & Poor’s Rating Services, except for those which are identified by a double asterisk (**), are rated by Moody’s Investors Service.
(b)	Security is segregated as collateral for open futures contracts.
*	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

CTFS — Certificates

See Notes to Financial Statements.
7 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	April 30, 2004

ASSETS:
Investments, at value (Cost, $170,588,277)	$169,166,541
Short-term holdings, at amortized cost (Cost, $21,670,000)	21,670,000
Receivable for shares of beneficial interest sold	2,973,227
Interest receivable	1,818,342
Receivable for investments sold	1,750,000

Total Assets	197,378,110

LIABILITIES:
Payable for investments purchased	15,845,145
Payable for Fund shares repurchased	1,187,437
Payable to the custodian	350,606
Payable to broker — variation margin	113,750
Management fees payable (Note 3)	65,236
Distribution fees payable (Note 3)	37,016
Dividends payable	30,713
Accrued expenses and other liabilities	80,386

Total Liabilities	17,710,289

Total Net Assets	$179,667,821

NET ASSETS:
Par value of shares of beneficial interest ($0.00001 par value, unlimited shares authorized)	$362
Capital paid in excess of par value	181,344,580
Undistributed net investment income	20,857
Accumulated net realized loss from investment transactions and futures contracts	(1,503,195)
Net unrealized depreciation of investments and futures contracts	(194,783)

Total Net Assets	$179,667,821

Computation of
Class A Shares:
Net Asset Value per share ($127,096,207/25,608,949 shares outstanding)	$4.96
Offering Price per share ($4.96 ÷ 0.98)	$5.06	*

Class B Shares:
Net Asset Value per share and offering price ($2,932,597/590,934 shares outstanding)	$4.96	**

Class C Shares†:
Net Asset Value per share and offering price ($49,589,545/9,991,334 shares outstanding)	$4.96	**

Class Y Shares:
Net Asset Value per share and offering price ($49,472/9,960 shares outstanding)	$4.97

*	Based upon single purchases of less than $500,000.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
†	Effective April 29, 2004, Class L shares were redesignated as Class C shares.

See Notes to Financial Statements.
8 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2004

INVESTMENT INCOME:
Interest income	$1,847,192

EXPENSES:
Management fee (Note 3)	326,955
Distribution fees (Note 3)	193,183
Blue sky fees	42,579
Shareholder reports	27,193
Custody and fund accounting fees	24,518
Transfer agent fees	15,358
Legal fees	11,161
Audit fees	4,000
Trustees fees	3,227
Other	3,851

Total Expenses	652,025
Less: Aggregate amount waived by the Manager (Note 3)	(22,869)

Net Expenses	629,156

Net Investment Income	1,218,036

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 4 AND 5):
Net realized loss from investments and futures contracts	(1,324,522)
Net increase in unrealized depreciation on investments and futures contracts	(443,652)

Net Realized and Unrealized Loss on Investments and Futures Contracts	(1,768,174)

Decrease in Net Assets From Operations	$(550,138)

See Notes to Financial Statements.
9 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Statements of Changes in Net Assets

		March 17, 2003
Six Months		(Commencement of
Ended April 30, 2004		Operations)
(unaudited)		to October 31, 2003

OPERATIONS:
Net investment Income	$1,218,036	$608,567
Net realized loss from investments transactions and futures contracts	(1,324,522)	(178,673)
Net increase in unrealized appreciation (depreciation) on investments
and futures contracts	(443,652)	248,869

Net Increase (Decrease) in Net Assets From Operations	(550,138)	678,763

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income — Class A	(870,958)	(405,245)
Net investment income — Class B	(17,960)	(11,495)
Net investment income — Class C	(328,574)	(191,928)
Net investment income — Class Y	(443)	—

Decrease in Net Assets From Distributions to Shareholders	(1,217,935)	(608,668)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 6):
Class A
Net proceeds from sale of shares	73,856,481	103,498,254
Net asset value of shares issued to shareholders from reinvestment of distributions	702,909	294,897
Cost of shares repurchased	(22,283,434)	(27,828,600)

Total Class A	52,275,956	75,964,551

Class B*
Net proceeds from sale of shares	950,344	2,473,546
Net asset value of shares issued to shareholders from reinvestment of distributions	8,122	4,446
Cost of shares repurchased	(284,403)	(198,371)

Total Class B	674,063	2,279,621

Class C**†
Net proceeds from sale of shares	31,568,176	49,430,458
Net asset value of shares issued to shareholders from reinvestment of distributions	238,850	135,094
Cost of shares repurchased	(21,107,655)	(10,143,315)

Total Class C	10,699,371	39,422,237

Class Y***
Net proceeds from sale of shares	50,000	—
Net asset value of shares issued to shareholders from reinvestment of distributions	—	—
Cost of shares repurchased	—	—

Total Class Y	50,000	—

Net Increase in Net Assets From Transactions in Shares
of Beneficial Interest	63,699,390	117,666,409

Increase in Net Assets	61,931,317	117,736,504
NET ASSETS:
Beginning of period	117,736,504	—

End of period†	$179,667,821	$117,736,504

Includes undistributed net investment income	$20,857	$20,756

*	March 19, 2003 (Commencement of Operations)
**	March 18, 2003 (Commencement of Operations)
***	November 17, 2003 (Commencement of Operations)
†	Effective April 29, 2004, Class L shares were redesignated as Class C shares.
See Notes to Financial Statements.
10 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Smith Barney Short Duration Municipal Income Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.The Fund commenced operations on March 17, 2003.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications were made to the Fund’s capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement, Distribution Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”) a subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund.The Fund pays SBFM a management fee calculated at the annual rate of 0.45% of the average daily net assets. This fee is calculated daily and paid monthly.The management fee amounted to $326,955, of which $22,869 was voluntarily waived for the six months ended April 30, 2004.

Citicorp Trust Bank, fsb (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2004, the Fund paid transfer agent fees of $14,108 to CTB.

11 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Citigroup Global Markets Inc. (“CGM”) (formerly known as Salomon Smith Barney Inc.) another subsidiary of Citigroup, acts as the Fund’s distributor. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

There is a maximum initial sales charges of 2.00% for Class A.There is no contingent deferred sales charge (“CDSC”) on the Fund’s Class B shares. Class B shares are available only in an exchange from another Smith Barney Fund.The previously held fund’s CDSC (up to 5.00%) will continue to apply.

For the six months ended April 30, 2004, CGM received sales charges of approximately $289,000 on sales of the Fund’s Class A shares.

In addition, for the six months ended April 30, 2004, CDSCs paid to CGM were approximately:

	Class A	Class B

CDSCs	$20,000	$1,000

Pursuant to a Service Plan, the Fund pays a distribution/service fee calculated at the annual rate not to exceed 0.15% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Class A shares, and not to exceed 0.50% of the average daily net assets of the Fund attributable to that class in the case of the Plans relating to Class B and Class C (effective April 29, 2004, Class L was renamed Class C) shares. For the six months ended April 30, 2004, total Service Plan fees incurred were:

	Class A	Class B	Class C	Class Y

Distribution Plan Fees	$72,851	$6,050	$114,282	—

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

4. Investments

During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases	$65,973,936

Sales	$3,500,000

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$122,300
Gross unrealized depreciation	(1,544,036)

Net unrealized depreciation	$(1,421,736)

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the

12 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

contract at the end of each day’s trading.Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred.When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract.The Fund enters into such contracts to hedge a portion of its portfolio.The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2004, the Fund had the following open futures contracts:

	# of		Book	Market	Unrealized
Contracts	Contracts	Expiration	Value	Value	Gain

U.S. 5 Year Note (Sell)	560	6/04	$(62,791,953)	$(61,565,000)	$1,226,953

6. Shares of Beneficial Interest

At April 30, 2004, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.00001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

		March 17, 2003
		(Commencement
	Six months ended	of Operations) to
	April 30, 2004	October 31, 2003

Class A
Shares sold	14,753,076	20,660,866
Shares issued on reinvestment	140,694	58,891
Shares repurchased	(4,447,022)	(5,557,556)

Net Increase	10,446,748	15,162,201

Class B*
Shares sold	190,210	494,269
Shares issued on reinvestment	1,626	887
Shares repurchased	(56,777)	(39,281)

Net Increase	135,059	455,875

Class C**†
Shares sold	6,304,403	9,858,922
Shares issued on reinvestment	47,790	26,980
Shares repurchased	(4,221,397)	(2,025,364)

Net Increase	2,130,796	7,860,538

Class Y***
Shares sold	9,960	—
Shares issued on reinvestment	—	—
Shares repurchased	—	—

Net Increase	9,960	—

*	March 19, 2003 (Commencement of Operations)
**	March 18, 2003 (Commencement of Operations)
***	November 17, 2003 (Commencement of Operations)
†	Effective April 29, 2004, Class L shares were redesignated as Class C shares.

13 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003).Trustees may retire under the Plan before attaining the mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement.Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded.Two former Trustees are currently receiving payments under the Plan. In addition, two other former Trustees elected to receive a lump sum payment under the Plan during this period.The Fund’s allocable share of the expenses of the Plan for the period ended April 30, 2004 and the related liability at April 30, 2004 was not material.

8. Additional Information

The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a onetime payment from the sub-contractor.

The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the subcontractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S.Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

14 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds.The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

15 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Financial Highlights

For a share of each class of Capital Stock:
	Six Months	March 17, 2003
	Ended	(Commencement of
	April 30, 2004	Operations) to
Class A Shares	(unaudited)	October 31, 2003

Net Asset Value, Beginning of Period	$5.01	$5.00

Income From Operations:
Net investment income	0.045	0.045
Net realized and unrealized gain (loss)	(0.050)	0.010

Total From Operations	(0.005)	0.055

Less Distributions From:
Net investment income	(0.045)	(0.045)

Net Asset Value, End of Period	$4.96	$5.01

Total Return	(0.10)%**	1.10	%**

Net Assets, End of Period (000s)	$127,096	$76,033

Ratios to Average Net Assets:
Expenses	0.75%*	0.73	%*
Net investment income	1.79%*	1.54	%*

Portfolio Turnover Rate	3%	10%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.044		$0.037
Ratios:
Expenses to average net assets	0.78	%*	1.18	%*
Net investment income to average net assets	1.76	%*	1.09	%*

*	Annualized
**	Not Annualized

See Notes to Financial Statements.
16 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of Capital Stock:
		March 19, 2003
	Six Months Ended	(Commencement of
	April 30, 2004	Operations) to
Class B Shares	(unaudited)	October 31, 2003

Net Asset Value, Beginning of Period	$5.01	$5.00

Income From Operations:
Net investment income	0.036	0.035
Net realized and unrealized gain (loss)	(0.050)	0.010

Total From Operations	(0.014)	0.045

Less Distributions From:
Net investment income	(0.036)	(0.035)

Net Asset Value, End of Period	$4.96	$5.01

Total Return	(0.27)%**	0.90	%**

Net Assets, End of Period (000s)	$2,933	$2,286

Ratios to Average Net Assets:
Expenses	1.10%*	1.07	%*
Net investment income	1.48%*	1.20	%*

Portfolio Turnover Rate	3%	10%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.036		$0.025
Ratios:
Expenses to average net assets	1.13	%*	1.53	%*
Net investment income to average net assets	1.45	%*	0.74	%*

*	Annualized
**	Not Annualized

See Notes to Financial Statements.
17 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of Capital Stock:
		March 18, 2003
	Six Months Ended	(Commencement of
	April 30, 2004	Operations) to
Class C Shares†	(unaudited)	October 31, 2003

Net Asset Value, Beginning of Period	$5.01	$5.00

Income From Operations:
Net investment income	0.036	0.034
Net realized and unrealized gain (loss)	(0.050)	0.010

Total From Operations	(0.014)	0.044

Less Distributions From:
Net investment income	(0.036)	(0.034)

Net Asset Value, End of Period	$4.96	$5.01

Total Return	(0.28)%**	0.88	**

Net Assets, End of Period (000s)	$49,590	$39,417

Ratios to Average Net Assets:
Expenses	1.10%*	1.07	%*
Net investment income	1.44%*	1.21	%*

Portfolio Turnover Rate	3%	10%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.035		$0.025
Ratios:
Expenses to average net assets	1.13	%*	1.52	%*
Net investment income to average net assets	1.41	%*	0.76	%*

*	Annualized
**	Not Annualized
†	Effective April 29, 2004, Class L shares were redesignated as Class C shares.

See Notes to Financial Statements.
18 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of Capital Stock:
	November 17, 2003
	(Commencement of
	Operations) to
	April 30, 2004
Class Y Shares	(unaudited)

Net Asset Value, Beginning of Period	$5.02

Income From Operations:
Net investment income	0.045
Net realized and unrealized loss	(0.050)

Total From Operations	(0.005)

Less Distributions From:
Net investment income	(0.045)

Net Asset Value, End of Period	$4.97

Total Return	(0.11)	%**

Net Assets, End of Period (000s)	$49

Ratios to Average Net Assets:
Expenses	0.59	%*
Net investment income	1.96	%*

Portfolio Turnover Rate	3%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.044
Ratios:
Expenses to average net assets	0.61	%*
Net investment income to average net assets	1.94	%*

*	Annualized
**	Not Annualized

See Notes to Financial Statements.
19 Smith Barney Short Duration Municipal Income Fund | 2004 Semi-Annual Report

(This page intentionally left blank.)

SMITH BARNEY

SHORT DURATION MUNICIPAL INCOME FUND

Chief Executive Officer
TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund Management LLC
Donald M. Carlton
A. Benton Cocanougher	DISTRIBUTOR
Mark T. Finn	Citigroup Global Markets Inc.
R. Jay Gerken, CFA,Chairman*
Stephen Randolph Gross
Diana R. Harrington	CUSTODIAN
Susan B. Kerley	State Street Bank
Alan G. Merten	& Trust Company
R. Richardson Pettit

TRANSFER AGENT
Citicorp Trust Bank, fsb.
OFFICERS	125 Broad Street, 11th Floor
R. Jay Gerken, CFA*	New York, New York 10004
President and

SUB-TRANSFER AGENT
PFPC Global Fund Services
Andrew B. Shoup*	P.O. Box 9699
Senior Vice President and	Providence, RI 02940-9699
Chief Administrative Officer

Frances M. Guggino*
Controller
Robert I. Frenkel*
Secretary and Chief Legal Officer

*Affiliated Person of Investment Manager

Smith Barney Trust II

Smith Barney Short Duration
Municipal Income Fund

The fund is a separate investment fund of Smith Barney Trust II, a Massachusetts business trust.

This report is submitted for general information of the shareholders of Smith Barney Trust II—Smith Barney Short Duration Municipal Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

SMITH BARNEY SHORT DURATION
     MUNICIPAL INCOME FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the fund (toll-free) at 1-800-451-2010 and by visiting the SEC’s web site at www.sec.gov.

©2004 Citigroup Global Markets Inc.
Member NASD, SIPC
FD02771 6/04	04-6813

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE  OF  PROXY  VOTING  POLICIES  AND  PROCEDURES  FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PURCHASES  OF  EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT
         INVESTMENT COMPANIES.

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)      The  registrant's  principal  executive  officer and principal
                  financial   officer  have  concluded  that  the   registrant's
                  disclosure  controls and  procedures  (as defined in Rule 30a-
                  3(c) under the Investment Company Act of 1940, as amended (the
                  "1940 Act")) are  effective as of a date within 90 days of the filing  date of  this  report  that  includes  the  disclosure required by this paragraph,  based on their  evaluation of the disclosure  controls and procedures  required by Rule 30a-3(b)
                  under the 1940 Act and 15d-15(b) under the Securities Exchange
                  Act of 1934

         (b)      There  were no changes in the  registrant's  internal  control over  financial  reporting (as defined in Rule 30a-3(d)  under the 1940 Act)  that  occurred  during  the  registrant's  last fiscal half-year (the registrant's  second fiscal half-year in the case of an annual report) that have  materially  affected, or are likely to materially  affect the registrant's  internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)(2)   Attached hereto.

                  Exhibit 99.CERT       Certifications  pursuant  to section 302
                                        of the Sarbanes-Oxley Act of 2002

         (b)      Furnished.

                  Exhibit 99.906CERT    Certifications  pursuant  to Section 906
                                        of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

Date: June 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of

      SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

Date: June 22, 2004

By:   /s/ ANDREW B. SHOUP
      Chief Administrative Officer of
      SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

Date: June 22, 2004